Investment Risks - TBG Dividend Focus ETF	Nov. 30, 2025
Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Equity Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
High Dividend Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Dividend Style Risk. While the Fund may hold securities of companies that have historically paid a high dividend yield or the Sub-Adviser determines appears likely to pay a high dividend in the future, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Low priced securities in the Fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.
Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
Small- And Mid-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Companies Risk. The securities of small- and mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of small- and mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some smaller-capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Smaller-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

Real Estate Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate Companies Risk. Real estate companies include REITs and other companies involved in the operation and development of commercial, residential and industrial real estate. An investment in a real estate company may be subject to risks similar to those associated with direct ownership of real estate, including the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real estate companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. The price of a real estate company’s securities may also drop because of dividend reductions, lowered credit ratings, poor management, or other factors that affect companies in general.

REIT Risk Member
Prospectus [Line Items]
Risk [Text Block]
REIT Risk. Real estate investment trusts (“REITs”) are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

Master Limited Partnership Risk Member
Prospectus [Line Items]
Risk [Text Block]
Master Limited Partnership Risk. An MLP is an entity that is classified as a partnership under the Internal Revenue Code of 1986, as amended, and whose partnership interests or “units” are traded on securities exchanges like shares of corporate stock. Investments in MLP units are subject to certain risks inherent in a partnership structure, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members. Securities issued by MLPs may experience limited trading volumes and may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) than corporations under state laws, and may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors.

Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s or Sub-Adviser’s success or failure to implement investment strategies for the Fund. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund
Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors incur the cost of the “spread” also known as the “bid-ask spread”, which is the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]
Risk [Text Block]	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on NYSE Arca, Inc. (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund
Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors incur the cost of the “spread” also known as the “bid-ask spread”, which is the difference between what investors are willing to pay for Fund Shares (the “bid” price) and the price at which they are willing to sell Fund Shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund Shares, frequent trading may detract significantly from investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.